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                                                                SUPPLEMENT DATED
                                                              SEPTEMBER 14, 1997

                               MONYEQUITY MASTER
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

The Guaranteed Death Benefit Rider described in this Prospectus is not available on Policies offered to residents of, or issued for delivery in, the State of New Jersey.

Accordingly, please attach this supplement to the Prospectus dated May 1, 1997.

On the cover page, following the last sentence of the second paragraph, add the following:

          The Guaranteed Death Benefit Rider is not available in all states.

On page 1, at the end of the definition of "Guarantee Period" and before the page reference, add the following:

          The Guaranteed Death Benefit Rider is not available in all states.

On page 4, at the end of the last paragraph under the caption "Policy Values", add the following:

          The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

On page 5, at the end of the first full paragraph on the page, add the following:

          The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

On page 7, for the last paragraph under the caption "Grace Period and Lapse", substitute the following:

          The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas, and, therefore, Grace Period and Lapse will be treated as if the Guaranteed Death Benefit Rider is not in effect. See "Grace Period and Lapse", page 29.

On page 8, add the following to the footnote following the table of Administrative Charges:

          Because issue ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17, no reduction in the Administrative Charge will occur.

On page 8, for the last sentence of the paragraph following the caption "Guaranteed Death Benefits Charge", substitute the following:

          The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

On page 9, add an asterisk following issue ages 0-17 in the table in the paragraph captioned "Sales Fund Charge" and add the following as a footnote following the table:

          * Issue ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

On page 15, substitute the following paragraph for the paragraph following the caption "Application for a Policy":

          The Policy is designed to meet the needs of individuals and for corporations who wish to provide coverage and benefits for key employees. Individuals wishing to purchase the Policy must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corp. ("MSC"). The licensed agent will then submit the completed application to the Company. The Policy may also be sold through other broker-dealers authorized by MSC and applicable law to do so. Except for Policies offered to residents of, or issued for delivery in, the
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     States of Maryland and New Jersey, a Policy can be issued on the life of an
     Insured for Ages up to and including Age 80 with evidence of insurability satisfactory to the Company. Policies offered to residents of, or issued for delivery in, the State of Maryland may only be issued on the life of an Insured for Ages up to and including Age 70 with evidence of insurability satisfactory to the Company. Policies offered to residents of, or issued for delivery in, the State of New Jersey may only be issued on the lives of Insureds who have reached Age 18 and, depending upon the health and smoking status of the Insured applicant. The Insured's Age is calculated as of the Insured's birthday nearest the Policy Date. Acceptance is subject to the Company's underwriting rules, and the Company reserves the right to request additional information and to reject an application.

On page 18, for the fourth paragraph following the caption "Choice of Guaranteed Death Benefit Riders", substitute the following:

          The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

On page 19, before the last sentence at the end of the first full paragraph following the caption "Premium Payments Affect the Continuation of the Policy", add the following:

          The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

On page 21, following the third sentence of the paragraph following the caption "Changes in specified Amount", add the following:

          For Policies offered to residents of, or issued for delivery in, the State of New Jersey, increases in Specified Amount are not permitted on or after the Insured's Age 66.

On page 23, for the last paragraph following the caption "Guaranteed Death Benefits", substitute the following:

          The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

On page 24, at the end of the first full paragraph following the caption "Waiver of Monthly Deductions Rider", add the following:

          The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

On page 28, following the fourth sentence of the second full paragraph on the page, add the following:

          The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

On page 29, to the end of the last paragraph on the page, add the following:

          However, the Company will not reject any premium payment necessary to prevent lapse of the Policy.

On page 30, substitute the following paragraph for the first paragraph on the page:

          If the Cash Value of the Policy less Outstanding Debt is insufficient to cover the entire Monthly Deduction on a Monthly Anniversary Day, the Company will deduct the amount that is available. The Company will notify the Policy Owner (and any assignee of record) of the payment required to keep the Policy in force. The Policy Owner will then have a Grace Period of 61 days, measured from the date the notice is sent, to make the required payment. During the first two Policy Years, the payment required is the amount of Monthly Minimum Premiums not paid plus not less than two succeeding Minimum Monthly Premiums. After the Second Policy Anniversary, the payment required is the amount of the Monthly Deduction not paid plus not less than two succeeding Monthly Deductions, grossed up by the amount of the Deductions from Premiums (see "Charges and Deductions -- Deductions from Premi-
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     ums", page 31). The Policy will remain in force through the Grace Period.
     Failure to make the required payment within the Grace Period will result in termination of coverage under the Policy, and the Policy will lapse. If the required payment is made during the Grace Period, any premium paid will be allocated among the Subaccounts of the Variable Account and the Guaranteed Interest Account in accordance with the Policy Owner's current Scheduled Premium Payment allocation instructions. Any Monthly Deduction due will be charged to the Subaccounts and the Guaranteed Interest Account on a proportionate basis. If the Insured dies during the Grace Period, the death benefit proceeds will equal the amount of the death benefit immediately prior to the commencement of the Grace Period, reduced by any unpaid Monthly Deductions (which for Policies offered to residents of, or issued for delivery in, the State of New Jersey cannot exceed the minimum premium for the following month) and any Outstanding Debt reduced by any Unearned Loan Interest.

On page 30, for the last paragraph following the caption "If Guaranteed Death Benefit Rider Is in Effect", substitute the following:

          The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas, and, therefore, Grace Period and Lapse will be treated as described in the immediately preceding section entitled "If the Guaranteed Death Benefit Is Not in Effect".

On page 30, for subparagraph (v) of the first paragraph following the caption "Reinstatement", substitute the following:

          (v) payment or reinstatement of any debt on Policy Anniversary prior to the start of the Grace Period; and (vi) payment or reinstatement of interest on debt reinstated under subparagraph (v) from the date of reinstatement to the next Policy Anniversary.

On page 33, add the following to the footnote following the table of Administrative Charges:

          Because issue ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17, no reduction in the Administrative Charge will occur.

On page 33, for the last paragraph following the caption "Guaranteed Death Benefit Charge", substitute the following:

          The Guaranteed Death Benefit Rider is not available on Policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the States of New Jersey and Texas.

On page 33, add an asterisk following issue ages 0-25 in the table in the paragraph captioned "Administrative Fund Charge" and add the following as a footnote following the table:

          * Issue ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

On page 34, add an asterisk following issue ages 0-17 in the table in the paragraph captioned "Sales Fund Charge" and add the following as a footnote following the table:

          * Issue ages are restricted on Policies offered to residents of, or issued for delivery in, the State of New Jersey to ages in excess of 17.

On page 44, add the following before the last sentence of the paragraph captioned "Limitations on Amounts in the Guaranteed Interest Account":

          Policies offered to residents of, or issued for delivery in, the State of New Jersey will permit premiums to be allocated to the Guaranteed Interest Account without limitation; however, transfers of Fund Value are limited to the extent that such transfers which would not cause the $250,000 limit to be exceeded.

FORM NO. 14165SL (11/97)                                                33-82570